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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                     ACCOUNTING OF A I M DISTRIBUTORS INC.
                                   -----------------------

           FOR THE PERIODS FROM JANUARY 1, 2004 TO DECEMBER 31, 2004

A I M Distributors Inc.                                  74-1894784
---------------------------                              ----------
Name of Depositor or Principal Underwriter               IRS Empl. Ident. No.

11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
----------------------------------
Address

Registered Investment Companies for which the Segregated Trust Account is established and maintained

NAME:                                                    IRS Empl. Ident. No.
-----                                                    --------------------
AIM Summit Investors Plans I and                              76-6003529
AIM Summit Investors Plans II                                 76-0603040

                                   SIGNATURE
                                   ---------

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned depositor (or principal underwriter) has caused this report to be signed on its behalf in the City of Houston and State of Texas on the date of January 25, 2005.

                            A I M Distributors, Inc.
                          ---------------------------
                  (Name of depositor or principal underwriter)

                     BY: /s/ DAWN M. HAWLEY, Vice President
                        --------------------
                             Dawn M. Hawley
          (Name and Title of person signing on behalf of depositor and principal underwriter)

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
Period:  January 1, 2004 to December 31, 2004

Balance at beginning of period                                                1,558,559 (1)
                                                                        ----------------

Deposits

      Pursuant to paragraph (c) of Rule 17d-1                  N/A
                                                       ------------

      Pursuant to paragraph (e) of Rule 27d-1                  N/A
                                                       ------------

      Additional deposits                                3,747,050 (3)
                                                       ------------

      Interst Income (received or accrued)                  15,472 (4)
                                                       ------------

      Gains or (losses) on sales of securities                 N/A
                                                       ------------

      Unrealized appreciation (depreciation)
           of investment                                        23  (5)
                                                       ------------

           Total                                                              3,762,545
                                                                        ----------------

                                                                                                     Split Between Plans I & II
Withdrawals

      To provide refunds pursuant to paragraph
           (f)(1) of Rule 27d-1                             87,554 (6)                              (6) Summit I            -
                                                       ------------                                     Summit II        87,554
      To provide refunds pursuant to paragraph                                                                      ------------
           (f)(2) of Rule 27d-1                             13,075 (7)                                                   87,554
                                                       ------------                                                 ------------
      Other withdrawals pursuant to paragraph
           (f)(3) of Rule 27d-1                          3,655,412 (8)
                                                       ------------

           Total                                                              3,756,041
                                                                        ----------------

                                                                                                    (7) Summit I            -
Balance at end of period                                                      1,565,063 (2)             Summit II        13,075
                                                                        ----------------                            ------------
                                                                                                                         13,075
                                                                                                                    ------------

Minimum amount required to be maintained
     at end of period pursuant to
     paragraph (d) of Rule 27d-1                           271,503 (9)                             (9)  Summit I          5,646
                                                       ------------                                     Summit II       265,857
Minimum amount required to be maintained                                                                            ------------
     at end of period pursuant to                                                                                       271,503
     paragraph (e) of Rule 27d-1                               N/A                                                  ------------
                                                       ------------
Total minimum amount required to be
     maintained at end of period
     pursuant to Rule 27d-1                                271,503                                (10)  Summit I          7,340
                                                       ------------                                     Summit II       345,614
Minimum amount required before withdrawals                                                                          ------------
     pursuant to paragraph (f)(3) of
     Rule 27d-1 may be permitted                           352,954 (10)                                                 352,954
                                                       ------------                                                 ------------

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